Note 21 - Loans and Borrowings (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 AUD ($)
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Debtor finance facility to support working capital requirements [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity	$ 3,600	$ 3,600	$ 5
Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Percent of proceeds from sale of more than ten million dollars of joint venture to be directed to loan repayment	50.00%
Current related party loans with Arowana International Limited [member] | Repayments of borrowings [member]
Statement Line Items [Line Items]
Repayments of borrowings	$ 0